Submission	Nov. 03, 2025
Submission [Line Items]
Central Index Key	0001989817
Registrant Name	HPS Corporate Capital Solutions Fund
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES